Employee Defined Combination Plan - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Amounts incurred for employee defined contribution plan	¥ 544,965	$ 79,262	¥ 371,622	¥ 251,536